UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21694

MELLON OPTIMA L/S STRATEGY FUND, LLC

(Exact name of registrant as specified in charter)

BNY Mellon Financial Center

One Boston Place, 024-0071

Boston, Massachusetts 02108

(Address of principal executive offices) (Zip code)

Peter M. Sullivan, Esq.

BNY Mellon Financial Center

One Boston Place, 024-0081

Boston, Massachusetts 02108

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 722-7000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Item 1 — Schedule of Investments.

Attached hereto.

Mellon Optima L/S Strategy Fund, LLC

Consolidated Schedule of Investments - June 30, 2018 (unaudited)

Investment Funds*	Units	Cost	Value	Percentage of Net Assets	Liquidity	Redemption Notice Period (# of days)
Opportunistic
Brenham Capital Fund, L.P., Class A	†	$10,000,000	$10,021,033	4.3%	Quarterly (a)	60
Brenner West Capital Qualified Partners, L.P.	†	8,857,789	10,279,823	4.4%	Quarterly ‡	60
Glenview Institutional Partners, L.P.	†	3,190,224	6,319,019	2.7%	Quarterly ‡	45
SRS Partners, Ltd.
Class A1	1,897	3,648,787	6,662,867	2.9%	Quarterly (b)	60
Class B-1	3,487	6,707,126	12,354,491	5.3%	Quarterly (c)	60
Tiger Eye Partners, L.P.	†	7,892,052	9,711,881	4.1%	Quarterly ‡	60

		40,295,978	55,349,114	23.7%

Growth
Coatue Offshore Fund, Ltd.
Class M-6-Series 2016	113,527	11,929,083	17,704,240	7.6%	Quarterly ‡	45
Criterion Horizons Fund, L.P.	†	6,991,585	10,377,625	4.4%	Monthly ‡	45
Hawkes Bay Investors (Cayman) Ltd.
Class A1	4,356	13,606,677	14,648,445	6.3%	Quarterly ‡	45
Class A56	1,250	1,250,000	1,262,152	0.5%	Quarterly ‡	45

		33,777,345	43,992,462	18.8%

Value
Bay II Resource Partners, L.P.	†	7,764,995	16,076,946	6.9%	Quarterly ‡	45
East Side Capital Offshore, Ltd.	30,143	5,048,234	8,123,038	3.5%	Monthly (d)	30
Long Pond Capital, Q.P. Fund, LP
Class B	†	9,733,192	13,923,143	6.0%	Quarterly (b)	60
Class C	†	2,009,766	2,466,693	1.1%	Quarterly (e)	60
SEG Partners II, L.P.	†	4,772,510	10,169,199	4.4%	Quarterly ‡	45
Southpoint Qualified Fund, L.P.	†	5,753,683	9,816,086	4.1%	Quarterly (b)	60

		35,082,380	60,575,105	26.0%

Other
Market Neutral
Renaissance Institutional Diversified
Alpha Fund International L.P. - Series A	†	10,337,960	10,758,549	4.6%	Monthly ‡	45
A.R.T. International Investor (BVI), Ltd.
Class A, Series A 01-2018	3,000	3,000,000	3,000,127	1.3%	Quarterly (f)	30
Class A, Series B 02-2018	3,500	3,500,000	3,531,198	1.5%	Quarterly (f)	30
Class A, Series E 05-2018	2,000	2,000,000	2,031,996	0.9%	Quarterly (f)	30
International
Hengistbury Fund Ltd. Class A Non-Rest May 2018	90,000	9,000,000	8,890,263	3.7%	Quarterly (g)	90
Horseman Global Fund, L.P.	†	11,706,802	9,241,333	4.0%	Monthly ‡	90
OCCO Eastern European Fund, Class A, Series C	724,469	8,187,612	10,164,295	4.4%	Monthly ‡	30
Event-Driven
Third Point Offshore Fund, Ltd.
Class E - 1	22,737	7,582,050	9,535,184	4.1%	Quarterly ‡	60
Class E - 23	10,000	1,000,000	1,007,465	0.4%	Quarterly ‡	60

		56,314,424	58,160,410	24.9%

Total Investment Funds		165,470,127	218,077,091	93.4%

Affiliated Investment
Dreyfus Institutional Treasury
Securities Cash Advantage Fund
Institutional Shares	4,493,061	4,493,061	4,493,061	1.9%	Daily (h)

Total Investments		$169,963,188	222,570,152	95.3%

Other Assets in Excess of Liabilities			10,974,855	4.7%

Total Net Assets			$233,545,007	100.0%

Mellon Optima L/S Strategy Fund, LLC

Consolidated Schedule of Investments - June 30, 2018 (unaudited)

(a)	Investment has a one year soft lock-up period with a 3% early withdrawal fee. $3 million was invested on 6/1/17 and $7 million was invested on 8/1/17.

(b)	Investment is subject to a 25% investor level gate.

(c)	Investment is subject to a 33.3% investor level gate.

(d)	Investment is subject to a 4% redemption fee on redemptions effective on non-quarter-end months.

(e)	Investment is subject to a 12.5% investor level gate.

(f)	Investment has a one year soft lock-up period with a 5% early withdrawal fee. $3 million was invested on 1/1/18, $3.5 million was invested on 2/1/18 and $2 million was invested on 5/1/18.

(g)	Investment has a one year soft lock-up period with a 5% early withdrawal fee. $9 million was invested on 5/1/18.

(h)	Investment in affiliated money market mutual fund. The 7-day yield at 6/30/18 was 1.66%.

†	Investment Fund is not unitized.

‡	The investment amount has no lock-up or other redemption restrictions.

*	With the exception of the position in Dreyfus Institutional Treasury Securities Cash Advantage Fund, all other investments are restricted and non-income producing.

At June 30, 2018, net unrealized appreciation on investments was $52,606,964 of which $55,182,171 related to appreciated investment securities and $2,575,207 related to depreciated investment securities. At June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Mellon Optima L/S Strategy Fund, LLC

Notes to Financial Statements

June 30, 2018 (unaudited)

Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The financial statements have been consolidated and include the accounts of the Fund and the Fund Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

A. Valuation of the Fund and its Investments

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Quoted prices which are not active, quoted prices for restricted securities, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. If applicable, investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. As a general matter, Investment Fund investments have been valued at the net asset value as reported by the Investment Funds, without adjustment.

The net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of each calendar month and on any other date the Board may designate in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of the end of each calendar month and on any other date the Board may designate ordinarily is the value determined as of such date for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund’s capital was withdrawn from the Investment Fund at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. All valuations utilize financial information supplied by the Investment Funds and are net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. In the event that an Investment Fund does not report a value to the Fund on a timely basis at the end of each calendar month, the Fund determines the fair value of its interest in such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio. Pursuant to ASU 2015-07, the fair value of investments in Investment Funds is measured using net asset value as the practical expedient and therefore excluded from the fair value hierarchy. At June 30, 2018, all investments in affiliated investment companies were considered Level 1 of the fair value hierarchy.

Shares of registered, open-end investment companies are valued at their net asset value.

Item 2 — Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 — Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MELLON OPTIMA L/S STRATEGY FUND, LLC

By:	/s/ JENNIFER L. CARNES
Jennifer L. Carnes
Vice President, Treasurer and Chief Financial Officer

Date:	August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JENNIFER L. CARNES
Jennifer L. Carnes
Vice President, Treasurer and Chief Financial Officer

Date:	August 29, 2018

By:	/s/ TED A. BERENBLUM
Ted A. Berenblum
President and Chief Executive Officer

Date:	August 29, 2018